Goodwill (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance, beginning of year	CAD 4,173	CAD 3,732
Foreign currency translation impacts	58	441
Balance, end of year	12,364	4,173
ITC
Goodwill [Roll Forward]
Acquisition	8,106	0
Aitken Creek
Goodwill [Roll Forward]
Acquisition	CAD 27	CAD 0